Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share capital
Summary of capital structure

The table below summarizes the Company’s capital structure:

			In CHF thousands
	Common	Treasury	Share	Share	Treasury
	shares	shares	capital	premium	shares
December 31, 2022	89,834,385	(6,214,021)	1,797	431,323	(124)
Proceeds from public offerings, net of underwriting fees and transaction costs	14,300,000	—	286	40,249	—
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	—	970,063	—	2,631	19
Issuance of shares – incentive plans, net of transaction costs	307,402	—	6	704	—
December 31, 2023	104,441,787	(5,243,958)	2,089	474,907	(105)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	—	30,232	—	103	1
Issuance of shares to be held as treasury shares	5,700,000	(5,700,000)	114	—	(114)
Issuance of shares – incentive plans, net of transaction costs	1,168,363	13,953	23	3,496	—
December 31, 2024	111,310,150	(10,899,773)	2,226	478,506	(218)